Investments (Details Narrative) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 16, 2019
Business acquisition, voting rights interest percentage		37.60%
Panda Interests Finance Agreement [Member]
Fair value of the profits interest	$ 1,800		$ 2,100	$ 2,000
Nexway AG [Member]
Ownership interest percentage						62.30%
Business acquisition, voting rights interest percentage		20.00%	31.20%
Fair value of shares owned		$ 2,374	$ 4,988
Loss on deconsolidation of Nexway		$ 11,919
FaceBank Group, Inc Pre-Merger [Member]
Business acquisition, voting rights interest percentage		37.60%
Loss on deconsolidation of Nexway				(8,281)
FaceBank Group, Inc Pre-Merger [Member] | Panda Interests Finance Agreement [Member]
Fair value of the profits interest		$ 1,700		$ 2,000
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Ownership interest percentage						62.30%
Business acquisition, voting rights interest percentage		20.00%
Fair value of shares owned		$ 2,374
Loss on deconsolidation of Nexway		$ 11,919